SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)				3 Months Ended		6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jul. 13, 2022	Sep. 28, 2021	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Cash balance				$ 316,578			$ 76,356	$ 472,509
Allowance for doubtful accounts receivable				1,379,519			1,379,519	1,216,204
Bad debt expense				$ 0	$ 0		$ 25,928	$ 753,475
Basic shares issued and outstanding				31,342,285	30,763,338		31,019,544	29,183,800
Dilutive shares issued and outstanding				31,342,285	30,763,338		31,019,544	29,183,800
Net income				$ 1,995,694	$ 196,709		$ (3,753,268)	$ (6,610,119)
Federal deposit insurance							0
Goodwill							0
Net loss				(1,995,694)	(196,709)		3,753,268	6,610,119
Computer Software, Intangible Asset [Member]
Property, Plant and Equipment [Line Items]
Software developers making cost							792,500
Research and development expense							47,500
Hourly rate							75
Software developers making cost							$ 98,000
David Boulette [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life							36 months
Software developers making cost							$ 792,500
Research and development expense							47,500
Research and development salary per hour							360,000
AdFlare Acquisition [Member]
Property, Plant and Equipment [Line Items]
Goodwill	$ 1,500,000	$ 1,500,000				$ 1,500,000			$ 1,500,000
Goodwill fair value	0					0			0
Goodwill impairment loss	1,500,000					1,500,000			1,500,000
AdFlare Acquisition [Member] | Restricted Stock [Member]
Property, Plant and Equipment [Line Items]
Shares exchanged with restricted stock		125,000
Value of shares exchanged with restricted stock		$ 1,500,000
Goodwill fair value	0					$ 0			$ 0
Goodwill impairment loss	$ 1,500,000
Eva Media Corp [Member]
Property, Plant and Equipment [Line Items]
Goodwill				$ 0			$ 2,010,606
Goodwill impairment loss										$ 144,098,143
Eva Media Corp [Member] | Restricted Stock [Member]
Property, Plant and Equipment [Line Items]
Shares exchanged with restricted stock			27,548,044
AdFlare Acquisition [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage		100.00%
Software Development [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life				3 years			3 years
Website [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life				3 years			3 years
General and Administrative Expense [Member]
Property, Plant and Equipment [Line Items]
New lease payment				$ 229			$ 229
Lease rent				$ 687	$ 687		$ 2,748	$ 2,748